Debt and Redeemable Preferred Securities of Subsidiaries (Narrative) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Instrument
Scheduled maturity of long-term debt in 2020	$ 562
Scheduled maturity of long-term debt in 2021	406
Scheduled maturity of long-term debt in 2022	603
Scheduled maturity of long-term debt in 2023	699
Scheduled maturity of long-term debt in 2024	701
Credit facility expiring June 2026
Debt Instrument
Revolving credit facility	2,000
Credit facility expiring June 2022
Debt Instrument
Revolving credit facility	750
4.50% notes due February 16, 2033
Debt Instrument
Face amount of note	$ 350
Interest rate of note	4.50%